Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 2, 2007

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the OCC Target Fund

The first three paragraphs of the portion of the Fund Summary for the Fund captioned “Principal Investments and Strategies” are replaced in their entirety with the following:

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in equity securities of “growth” companies with market capitalizations of at least $1 billion, although it may invest in companies of any size.

The portfolio managers select stocks for the Fund using a “growth” style. The portfolio managers seek to identify companies with well-defined “wealth creating” characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

The fund’s equity investments may include common stocks and other kinds of equity securities, such as preferred stocks, convertible securities, depositary receipts and warrants. The Fund may also invest in real estate investment trusts (REITs). The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depositary Receipts (ADRs). At times, depending on market conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries.

In addition, the portion of the Fund Summary captioned “Principal Risks” is amended to include “REIT Risk” as a principal risk to which the Fund is subject.

Disclosure Related to All Funds

The paragraph captioned “Waivers of Redemption Fees” of the subsection captioned “Redemption Fees” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is replaced in its entirety with the following:

Waivers of Redemption Fees. In the following situations, the Funds have elected not to impose the redemption fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and

•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of a Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the same Fund.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 2, 2007

to the Prospectus for Class A, B and C Shares of Allianz International/Sector Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NACM Emerging Markets Opportunities Fund

The Fund has changed the range of its approximate number of portfolio holdings. The disclosure in the Fund Summary for the Fund and the Summary Information table on page 2 of the Prospectus is revised to reflect that the “Approximate Number of Holdings” is “125-150.”

The first two paragraphs of the portion of the Fund Summary for the Fund captioned “Principal Investments and Strategies” are replaced in their entirety with the following:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that are tied economically to countries with emerging securities markets - that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund will normally have exposure to at least 5 emerging markets countries. The Fund normally invests at least 75% of its net assets in common stocks. The Fund may also invest in other equity securities, such as preferred stocks, warrants and debt securities convertible into common stocks, and in equity-linked securities and fixed-income securities. The Fund may invest up to 20% of its net assets in securities of U.S. companies.

The Fund seeks to achieve its investment objective by investing primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index. The portfolio managers’ “emerging markets systematic” investment approach uses a quantitative process to make individual security, industry sector, country and currency selection decisions, and to integrate those decisions. The portfolio managers seek to position the Fund’s portfolio to deliver consistent risk-adjusted returns, with a low tracking error to the Fund’s benchmark, over time. The portfolio managers believe that their investment process results in a clearly defined buy and sell discipline that is designed to exploit new excess return opportunities.

Disclosure Related to All Funds

The paragraph captioned “Waivers of Redemption Fees” of the subsection captioned “Redemption Fees” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is replaced in its entirety with the following:

Waivers of Redemption Fees. In the following situations, the Funds have elected not to impose the redemption fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and

•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of a Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the same Fund.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 2, 2007

to the Prospectus for Class A, B and C Shares of Allianz Global Investors Multi-Style Fund

Dated November 1, 2006 (as revised January 1, 2007)

The paragraph captioned “Waivers of Redemption Fees” of the subsection captioned “Redemption Fees” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is replaced in its entirety with the following:

Waivers of Redemption Fees. In the following situations, the Fund has elected not to impose the redemption fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and

•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of the Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the Fund.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 2, 2007

to the Prospectus for Class A, B and C Shares of Allianz OCC Renaissance Fund

Dated November 1, 2006 (as revised January 1, 2007)

The paragraph captioned “Waivers of Redemption Fees” of the subsection captioned “Redemption Fees” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is replaced in its entirety with the following:

Waivers of Redemption Fees. In the following situations, the Fund has elected not to impose the redemption fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and

•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of the Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the Fund.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 2, 2007

to the Prospectus for Class A and C Shares of NACM Income & Growth Fund

Dated February 28, 2007

The paragraph captioned “Waivers of Redemption Fees” of the subsection captioned “Redemption Fees” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is replaced in its entirety with the following:

Waivers of Redemption Fees. In the following situations, the Fund has elected not to impose the redemption fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and

•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of the Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the Fund.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 2, 2007

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the OCC Target Fund

The first three paragraphs of the portion of the Fund Summary for the Fund captioned “Principal Investments and Strategies” are replaced in their entirety with the following:

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in equity securities of “growth” companies with market capitalizations of at least $1 billion, although it may invest in companies of any size.

The portfolio managers select stocks for the Fund using a “growth” style. The portfolio managers seek to identify companies with well-defined “wealth creating” characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

The fund’s equity investments may include common stocks and other kinds of equity securities, such as preferred stocks, convertible securities, depositary receipts and warrants. The Fund may also invest in real estate investment trusts (REITs). The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depositary Receipts (ADRs). At times, depending on market conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries.

In addition, the portion of the Fund Summary captioned “Principal Risks” is amended to include “REIT Risk” as a principal risk to which the Fund is subject.

Disclosure Related to All Funds

The paragraph captioned “Waivers of Redemption Fees” of the subsection captioned “Redemption Fees” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is replaced in its entirety with the following:

Waivers of Redemption Fees. In the following situations, the Funds have elected not to impose the redemption fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and

•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of a Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the same Fund.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 2, 2007

to the Prospectus for Class D Shares of Allianz International/Sector Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NACM Emerging Markets Opportunities Fund

The Fund has changed the range of its approximate number of portfolio holdings. The disclosure in the Fund Summary for the Fund and the Summary Information table on page 2 of the Prospectus is revised to reflect that the “Approximate Number of Holdings” is “125-150.”

The first two paragraphs of the portion of the Fund Summary for the Fund captioned “Principal Investments and Strategies” are replaced in their entirety with the following:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that are tied economically to countries with emerging securities markets - that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund will normally have exposure to at least 5 emerging markets countries. The Fund normally invests at least 75% of its net assets in common stocks. The Fund may also invest in other equity securities, such as preferred stocks, warrants and debt securities convertible into common stocks, and in equity-linked securities and fixed-income securities. The Fund may invest up to 20% of its net assets in securities of U.S. companies.

The Fund seeks to achieve its investment objective by investing primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index. The portfolio managers’ “emerging markets systematic” investment approach uses a quantitative process to make individual security, industry sector, country and currency selection decisions, and to integrate those decisions. The portfolio managers seek to position the Fund’s portfolio to deliver consistent risk-adjusted returns, with a low tracking error to the Fund’s benchmark, over time. The portfolio managers believe that their investment process results in a clearly defined buy and sell discipline that is designed to exploit new excess return opportunities.

Disclosure Related to All Funds

The paragraph captioned “Waivers of Redemption Fees” of the subsection captioned “Redemption Fees” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is replaced in its entirety with the following:

Waivers of Redemption Fees. In the following situations, the Funds have elected not to impose the redemption fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and

•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of a Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the same Fund.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 2, 2007

to the Prospectus for Class D Shares of NACM Income & Growth Fund

Dated February 28, 2007

The paragraph captioned “Waivers of Redemption Fees” of the subsection captioned “Redemption Fees” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is replaced in its entirety with the following:

Waivers of Redemption Fees. In the following situations, the Fund has elected not to impose the redemption fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and

•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of the Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the Fund.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 2, 2007

to the Prospectus for Class R Shares of Allianz Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

The paragraph captioned “Waivers of Redemption Fees” of the subsection captioned “Redemption Fees” contained in the section of the Prospectus titled “How to Buy and Sell Shares” is replaced in its entirety with the following:

Waivers of Redemption Fees. In the following situations, the Funds have elected not to impose the redemption fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and

•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of a Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the same Fund.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 2, 2007

to the Prospectus for Institutional and Administrative Class Shares of Allianz Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the OCC Target Fund

The first three paragraphs of the portion of the Fund Summary for the Fund captioned “Principal Investments and Strategies” are replaced in their entirety with the following:

The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in equity securities of “growth” companies with market capitalizations of at least $1 billion, although it may invest in companies of any size.

The portfolio managers select stocks for the Fund using a “growth” style. The portfolio managers seek to identify companies with well-defined “wealth creating” characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

The fund’s equity investments may include common stocks and other kinds of equity securities, such as preferred stocks, convertible securities, depositary receipts and warrants. The Fund may also invest in real estate investment trusts (REITs). The Fund may invest up to 15% of its assets in foreign securities, except that it may invest without limit in American Depositary Receipts (ADRs). At times, depending on market conditions, the Fund may invest a substantial portion of its assets in a small number of business sectors or industries.

In addition, the portion of the Fund Summary captioned “Principal Risks” is amended to include “REIT Risk” as a principal risk to which the Fund is subject.

Disclosure Related to All Funds

The paragraph captioned “Waivers of Redemption Fees” of the subsection captioned “Redemption Fees” contained in the section of the Prospectus titled “Purchases, Redemptions and Exchanges – Purchasing Shares” is replaced in its entirety with the following:

Waivers of Redemption Fees. In the following situations, the Funds have elected not to impose the redemption fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and

•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of a Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the same Fund.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 2, 2007

to the Prospectus for Institutional Class Shares of Allianz Global Investors Multi-Style Fund

Dated November 1, 2006 (as revised January 1, 2007)

The paragraph captioned “Waivers of Redemption Fees” of the subsection captioned “Redemption Fees” contained in the section of the Prospectus titled “Purchases, Redemptions and Exchanges – Purchasing Shares” is replaced in its entirety with the following:

Waivers of Redemption Fees. In the following situations, the Fund has elected not to impose the redemption fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and

•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of the Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the Fund.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 2, 2007

to the Prospectus for Institutional and Administrative Class Shares of Allianz RCM Funds

Dated November 1, 2006

The paragraph captioned “Waivers of Redemption Fees” of the subsection captioned “Redemption Fees” contained in the section of the Prospectus titled “Purchases, Redemptions and Exchanges – Purchasing Shares” is replaced in its entirety with the following:

Waivers of Redemption Fees. In the following situations, the Funds have elected not to impose the redemption fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and

•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of a Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the same Fund.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 2, 2007

to the Prospectus for Institutional and Administrative Class Shares of Allianz NACM Funds

Dated November 1, 2006

Disclosure Related to the NACM Emerging Markets Opportunities Fund

The Fund has changed the range of its approximate number of portfolio holdings. The disclosure in the Fund Summary for the Fund and the Summary Information table on page 2 of the Prospectus is revised to reflect that the “Approximate Number of Holdings” is “125-150.”

The first two paragraphs of the portion of the Fund Summary for the Fund captioned “Principal Investments and Strategies” are replaced in their entirety with the following:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in the securities of companies that are tied economically to countries with emerging securities markets - that is, countries with securities markets which are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund will normally have exposure to at least 5 emerging markets countries. The Fund normally invests at least 75% of its net assets in common stocks. The Fund may also invest in other equity securities, such as preferred stocks, warrants and debt securities convertible into common stocks, and in equity-linked securities and fixed-income securities. The Fund may invest up to 20% of its net assets in securities of U.S. companies.

The Fund seeks to achieve its investment objective by investing primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index. The portfolio managers’ “emerging markets systematic” investment approach uses a quantitative process to make individual security, industry sector, country and currency selection decisions, and to integrate those decisions. The portfolio managers seek to position the Fund’s portfolio to deliver consistent risk-adjusted returns, with a low tracking error to the Fund’s benchmark, over time. The portfolio managers believe that their investment process results in a clearly defined buy and sell discipline that is designed to exploit new excess return opportunities.

Disclosure Related to All Funds

The paragraph captioned “Waivers of Redemption Fees” of the subsection captioned “Redemption Fees” contained in the section of the Prospectus titled “Purchases, Redemptions and Exchanges – Purchasing Shares” is replaced in its entirety with the following:

Waivers of Redemption Fees. In the following situations, the Funds have elected not to impose the redemption fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Funds, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and

•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of a Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the same Fund.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated August 2, 2007

to the Prospectus for Institutional Class Shares of NACM Income & Growth Fund

Dated February 28, 2007

The paragraph captioned “Waivers of Redemption Fees” of the subsection captioned “Redemption Fees” contained in the section of the Prospectus titled “Purchases, Redemptions and Exchanges – Purchasing Shares” is replaced in its entirety with the following:

Waivers of Redemption Fees. In the following situations, the Fund has elected not to impose the redemption fee:

•	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;

•	redemptions or exchanges in connection with a systematic withdrawal plan (including an automatic exchange plan);

•	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans (see below for details);

•	redemptions or exchanges that are initiated by the sponsor of a program as part of a periodic rebalancing, provided that such rebalancing occurs no more frequently than monthly;

•	redemptions or exchanges in a discretionary asset allocation or wrap program (“wrap programs”) that are made as a result of a full withdrawal from the wrap program;

•

redemptions or exchanges by “Lifestyle Funds” (funds that have a predetermined asset mix tailored to the level of risk and return desired by particular investors) or participant accounts in defined contribution plans utilizing a similar model;

•

redemptions or exchanges in connection with required minimum distributions from a wrap program, an IRA, a participant-directed retirement plan or any other employee benefit plan or account qualified under Section 401 of the Code;

•	redemptions or exchanges in connection with distributions from a 529 plan;

•	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees;

•	redemptions and exchanges effected by other mutual funds that are sponsored by the Adviser or its affiliates; and

•	otherwise as the Adviser or the Trust may determine in their sole discretion.

Additionally, no redemption fee applies to a redemption of shares of any class of the Fund where the entirety of the proceeds of such redemption are immediately invested in another share class of the Fund.